Property and equipment - Depreciation charge (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Depreciation of property and equipment	¥ 51,889	¥ 68,729	¥ 106,118
Discontinued operations
Property and equipment
Depreciation of property and equipment	1,012	6,179	13,191
Continuing and Discontinued operations
Property and equipment
Depreciation of property and equipment	52,901	74,908	119,309
Cost of revenue
Property and equipment
Depreciation of property and equipment	4,030	5,567	2,743
Research and development expenses
Property and equipment
Depreciation of property and equipment	3,222	7,023	11,098
Selling and marketing expenses
Property and equipment
Depreciation of property and equipment	1,055	2,676	4,809
General and administrative expenses
Property and equipment
Depreciation of property and equipment	¥ 43,582	¥ 53,463	¥ 87,468